Intercompany Transactions (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	$ 23,171	$ 22,467	$ 22,098
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(1,123)	38,233	21,536
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(19,700)	(48,586)	(52,360)
Combined
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	28,575	27,555	30,640
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(3,101)	37,741	19,208
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(23,126)	(53,276)	(59,063)
Elimination GE Customer Receivables Sold To GECC
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(1,918)	360	(1,809)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	1,766	262	2,005
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	152	(622)	(196)
Elimination GECC Dividends To GE
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(3,000)	(5,985)	(6,426)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	3,000	5,985	6,426
Other Reclassifications and Eliminations
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(486)	537	(307)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	212	230	323
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	274	(673)	473
Effect of Elimination
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(5,404)	(5,088)	(8,542)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	1,978	492	2,328
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	$ 3,426	$ 4,690	$ 6,703